Trade And Unbilled Receivables And Contract Assets, Net - Schedule of changes in the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, allowance for credit loss, beginning balance	$ 9,162	$ 10,307
Current period provision for expected credit loss	674	301
Write-off charges against the allowance for expected credit losses	(664)	(1,446)
Accounts receivable, allowance for credit loss, ending balance	$ 9,172	$ 9,162